Cover	Jul. 28, 2023
Cover [Abstract]
Entity Registrant Name	Laser Photonics Corporation
Entity Central Index Key	0001807887
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 28, 2023
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity File Number	000-56166
Entity Tax Identification Number	84-3628771
Entity Address Address Line 1	1101 N. Keller Rd
Entity Address Address Line 2	Suite G
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32810
City Area Code	407
Local Phone Number	804-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LASE
Security Exchange Name	NASDAQ